Equity Incentive Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of share-based compensation expense
	Three Months Ended June 30, (unaudited)		Six Months Ended June 30, (unaudited)
(in thousands)	2021	2020	2021	2020
General and administrative	$174	$219	$391	$290
Sales and marketing	16	38	57	52
Research and development	42	30	113	40
Cost of revenues	7	8	62	11
	$239	$295	$623	$393

	Year ended December 31,
	2020	2019
General and administrative	$444,495	$256,508
Sales and marketing	126,632	69,856
Research and development	65,518	55,921
Cost of revenues	31,427	14,814
	$668,072	$397,099

Schedule of fair value of option grants weighted average assumptions
	Six Months Ended June 30, (unaudited)
	2021	2020
Expected term (in years)	5.8	5.7
Expected Volatility	54.5%	43.0%
Risk-free rate	0.8%	0.6%
Dividend rate	—	—

	December 31,
	2020	2019
Expected term (in years)	5.72	6.4
Expected Volatility	42.9%	40.5%
Risk-free rate	0.5%	2.0%
Dividend rate	—	—

Schedule of stock option activity
	Number of Shares under Option Plan	Weighted- Average Exercise Price per Option	Weighted- Average Remaining Contractual Life (in years)
Outstanding at December 31, 2020	4,211,857	$0.76	8.6
Granted	2,378,915	$3.00
Exercised	(154,902)	$0.81
Forfeited and expired	(69,905)	$1.36
Outstanding at June 30, 2021	6,365,965	$1.59	8.40
Exercisable at June 30, 2021	2,939,225	$0.93	8.18
Vested and expected to vest at June 30, 2021	5,955,731	$1.49	8.60

	Number of Shares under Option Plan	Weighted-Average Exercise Price per Option	Weighted- Average Remaining Contractual Life (in years)
Outstanding at December 31, 2019	2,749,298	$0.87	9.0
Granted	2,064,603	0.64	9.3
Exercised	(100,059)	0.81
Forfeited and expired	(501,985)	0.83
Outstanding at December 31, 2020	4,211,857	$0.76	8.6
Exercisable at December 31, 2020	2,374,630	$0.78	8.5
Vested and expected to vest at December 31, 2020	4,211,857	$0.76	8.6